Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Jun. 30, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 357,165	$ 257,110
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	10
Net book value	$ 201,211
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	5
Net book value	$ 140,580